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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2000 Check here if Amendment [ ]; Amendment Number:
                                                   -----------------------

                        This Amendment (Check only one.):
                        [_]   is a restatement.
                        [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Investor AB
Address:          Arsenalsgatan 8c, S-103 32
                  Stockholm, Sweden

Form 13F File Number:  28-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Michael Oporto
Title:            Attorney-in-Fact
Phone:            212-515-9043

Signature, Place, and Date of Signing:

/S/ MICHAEL OPORTO
-----------------------------------------------------------------------
[Signature]

New York, New York
-----------------------------------------------------------------------
[City, State]

November 14, 2000
-----------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F INFORMATION TABLE


                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         4

Form 13F Information Table Entry Total:

         18

Form 13F Information Table Value Total:

         $7,941,203 (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number            Name
---             --------------------            ----
1               Not Known                       Extoria Trade AB
2               Not Known                       Investor Investments AB
3               Not Known                       Investors Trading AB
4               Not Known                       Investor Guernsey Limited



INVESTOR 00-09-30
USD                                             Item 4                                                          Item 8
Item 1                      Item 2  Item 3    Fair Market  Item 5                  Item 6         Item 7   Voting Authority
Name of Issuer          title of    CUSIP       Value     Shares of  (a) Sole   (b) Shared (c)    Managers (Shares)
                           class    Number     x$ 1000)   Principal             As defined Shared See      (a) Sole       (b) Shared
                                                           Amount                 in USD   Other  Instr.

Aktiebolag Electrolux   Spons ADR   010198208 $  303,770  12,000,800  10,430,800  1,570,000        3        10,430,800    1,570,000
Amkor                   COM         031652100 $   26,125   1,000,000              1,000,000        4                      1,000,000
Astrazeneca PLC         Spons ADR   046353108 $4,857,843  92,420,310  92,420,310                            92,420,310
Axcan                   COM         054923107 $   36,458   3,333,334              3,333,334        4                      3,333,334
Checkpoint Systems Inc. COM         162825103 $    6,675     882,600                882,600        1                        882,600
Edison                  COM         281033100 $   96,334   3,034,154              3,034,154        2                      3,034,154
Ericsson L M            ADR B       294821400 $1,866,653 126,018,800 126,018,800                           126,018,800
Esperion                COM         29664R106 $   19,602   1,136,363   1,136,363                             1,136,363
Intrabiotics            COM         46116T100 $   50,781   3,125,000              3,125,000        4                      3,125,000
Intuitive Surgical      COM         46120E107 $   29,722   2,529,545              2,529,545        4                      2,529,545
King Pharmaceutical     COM         495582108 $  111,892   3,346,312              3,346,312        4                      3,346,312
Lucent Technologies     COM         549463107 $    2,220      77,000                 77,000        3                         77,000
NTL INC.                COM         629407107 $   41,816     902,901     902,901                               902,901
Scania Aktiebolag       Spons ADR A 806018107 $  408,204  16,661,380  16,661,380                            16,661,380
Scania Aktiebolag       Spons ADR B 806018206 $   37,057   1,508,693   1,508,693                             1,508,693
SKF AB                  Spons ADR   784375404 $    7,843     600,000                600,000        3                        600,000
Sylvan Learning
 Systems Inc            COM         871399101 $   36,846   2,487,500   2,487,500                             2,487,500
Whirlpool               COM         963320106 $    1,361      35,000                 20,000        3                         20,000

                                              $7,941,203 271,099,692 249,079,247 22,005,445                249,079,247   22,005,445